SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                        Pre-Effective Amendment No.                       [ ]


                         Post Effective Amendment No. 48                  [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                 Amendment No. 49                         [X]


                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)

     [X] Immediately upon filing pursuant to paragraph (b)
     [ ] On             pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table

Item 3.  Financial Highlights.................      Financial
                                                    Highlights

Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of the
                                                    Funds

Item 5.  Management of the Funds..............      Management
                                                    of the Funds

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Funds' Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Funds;
                                                    How the
                                                    Funds' Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Funds

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... The Funds' Investment
                                                    Advisor; the Funds'
                                                    Administrator; General
                                                    Information

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions

Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase and
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    and Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Funds'
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                         625 Market Street, 16th Floor
                        San Francisco, California 94105
                                 (415) 547-9135


                                 (800) 282-2340


The PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND (the "Fund") is a mutual fund with the investment objective of providing long-term capital appreciation by investing primarily in equity securities (common and preferred stocks). The Fund invests in securities of publicly traded companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality. Pro-Conscience Funds Incorporated (the "Advisor"), serves as investment advisor to the Fund. United States Trust Company of Boston (the "Sub-Advisor") acts as Sub-Advisor to the Fund.


This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated June 15, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon request by calling (800) 282-2340 or (415) 547-9135. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and information about other companies that file electronically with the SEC.


TABLE OF CONTENTS

     Expense Table                                 2
     Financial Highlights                          3
     Objective, Investment Approach and Risk       4
     Management of the Fund                        6
     Distribution Plan                             7
     How To Invest in the Fund                     7
     How To Redeem an Investment in the Fund       8
     Services Available to the Fund's Shareholders 9
     How the Fund's Per Share Value Is Determined  10
     Distributions and Taxes                       10
     General Information                           11

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated June 15, 1998



EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. For a more complete discussion of the expenses of the Fund, see "Management of the Fund."

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases      None

Maximum Sales Load Imposed
on Reinvested Dividends                      None

Deferred Sales Load                          None

Redemption Fees                              None

Exchange Fee                                 None

Annual Fund Operating Expenses
(As a percentage of average net assets)

Management Fees                              1.00%

12b-1 Fees                                   0.25%

Other Expenses (after waiver)*               0.25%

Total Fund Operating Expenses
(after waiver)*                              1.50%


*Total annual operating expenses are capped at 1.50% by agreement with the Advisor. In the absence of this limitation, the Fund's ratio of expenses to average net assets would have been 3.12% for the fiscal year ended March 31, 1998.


Example
This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of:

One year       $ 15

Three years    $ 47

Five years     $ 82

Ten years      $179

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, Federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND (the "Fund") is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares are purchased and redeemed at their net asset value per share, without a sales charge. The minimum initial investment is $1,000, with subsequent minimum investments of $100 or more, except that the minimum initial investment for Individual Retirement Accounts is $500. Under the Fund's Distribution (Rule 12b-1) Plan, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers.


FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
The following information has been audited by Tait, Weller & Baker, independent accountants, whose unqualified report covering the fiscal period ended March 31, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report to shareholders and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance may be included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.



                                                                                     October 1, 1993*
                                                       Year Ended March 31,          through
                                             1998        1997       1996      1995   March 31, 1994

Net asset value, beginning of period        $12.10     $11.22     $ 9.93     $10.46    $10.00
Income from investment operations:
Net investment income (loss)                 (0.04)     (0.01)      0.01       0.36     (0.01)
Net realized and unrealized
    gain (loss) on investments                6.16       0.90       1.59      (0.28)     0.47
Total from investment operations              6.12       0.89       1.60       0.08      0.46
Less distributions:
From net investment income                    0.00      (0.01)     (0.31)     (0.02)     0.00
From net capital gains                       (0.15)      0.00       0.00      (0.59)     0.00
Total distributions                          (0.15)     (0.01)     (0.31)     (0.61)     0.00
Net asset value, end of period              $18.07     $12.10     $11.22     $ 9.93    $10.46


Total return                                 50.77%      7.92%     16.17%      0.97%     4.60%


Ratios/supplemental data:
Net assets, end of period (millions)        $  7.0     $  4.4     $  3.3     $  1.5    $  0.6
Ratio of expenses to average net assets:
Before expense reimbursement and waiver        3.12%      4.09%      4.75%      8.69%    21.93%+
After expense reimbursement and waiver         1.50%      1.50%      1.50%      1.50%     1.50%+

Ratio of net investment income (loss)
to average net assets:

Before expense reimbursement and waiver       (1.88%)    (2.64%)    (1.97%)    (1.97%)  (20.74%)+
After expense reimbursement and waiver        (0.26%)    (0.05%)     1.28%      5.22%    (0.31%)+

Portfolio turnover rate                       27.21%     51.13%    120.64%    705.88%   139.26%
Average commission rate paid per share0        $.0567     $.0548     -          -         -



*Commencement of operations.

+Annualized.

0For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.



OBJECTIVE, INVESTMENT APPROACH AND RISK

The investment objective of the Fund is to provide long-term capital appreciation by investing primarily in equity securities (common and preferred stocks) in a manner consistent with preservation of the Fund's assets. There is, of course, no assurance that the Fund's objective will be achieved. The Fund will invest in securities of publicly traded companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies believed to have these characteristics.

An investment in the Fund, as is the case with regard to all mutual funds, involves certain risk factors. Because prices of equity and other securities fluctuate, the value of an investment in the Fund will vary, as the market value of its investment portfolio changes.


The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and it may hold no more than 10% of the voting securities of any such issuer.


Investment Approach
The Fund seeks long term capital appreciation. The amount of income generated by a stock will not be an important consideration in seeking to purchase or retain it. The portfolio will normally be fully invested in stocks, except for liquidity needs.

The expected returns and risks of different sectors of the equity market change over time. The ability to evaluate and determine the relative attractiveness of these sectors is advantageous in controlling risk and achieving attractive returns. In determining the sector allocation of the Fund, the Fund's Advisor and Sub-Advisor consider different likely outcomes for inflation, profits, employment, the dollar and other macroeconomic variables together with the prices of stocks in various sectors to determine which sectors combined are expected to maximize returns while controlling portfolio risk. This may involve substantial changes in industry weightings as economic conditions and asset prices change. Within each industry sector, the Fund seeks stocks with the best value to price relationships by assessing each company's financial strength, examining each firm's business strategy and employing quantitative measures such as dividend discount models.

The Fund may purchase both common and preferred stocks. Within different industries, individual stock selection is based upon analysis of the company's fundamental characteristics including financial strength, response to industry and economy-wide changes, and price and cost trends. The Fund seeks to purchase companies with sound competitive positions and strategies. Although companies with varying fundamental characteristics may be purchased to achieve diversification, emphasis is given to companies with above-average earnings growth, sustained profitability, and above-average return on invested capital.

Company management is also evaluated based on multiple measures of social responsibility. The Fund's Sub-Advisor, which is recognized as one of the premier firms in the business of managing investment portfolios subject to socially responsive investment criteria, with the oversight and assistance of the Advisor, will provide the social screening for the portfolio as well as the investment management. The investment universe is screened for policies toward women's social and economic equality. The Advisor and Sub-Advisor look for companies that exhibit some or all of the following socially responsible characteristics:

    promotes women to top executive positions and compensates them accordingly has a high percentage of women directors on the board

    has strong support from senior executives for workplace equality provides career development and training programs for women employees including mentoring and company-sponsored women networking groups monitors hiring and promotion activity closely

    offers programs addressing work/family concerns

    uses women-owned companies as vendors and service providers presents positive images of women in their advertising, promotion, and marketing is accountable to employees, investors, and the communities in which it operates

The following characteristics are viewed negatively when selecting potential investments:

    has a pattern of Equal Employment Opportunity Act violations promotes sexist stereotypes in the workplace or in their advertising markets products that adversely affect women

    unwillingness to engage in dialogue concerning women's issues

Companies that exhibit some or all of the following characteristics are also considered:

    sensitive to minority issues

    exhibit fair employee relations

    provide high quality products or services

    sensitive to environmental concerns

Fixed Income Securities
Bond investments made by the Fund normally are those which are considered investment grade, including bonds which are direct or indirect obligations of the U.S. government, or which at the date of investment are rated Baa or better by Moody's Investor Services ("Moody's") or BBB or better by Standard & Poor's ("S&P") or of comparable quality as determined by the Fund. Bonds rated Baa or BBB are considered medium grade obligations with speculative characteristics and are more susceptible to changing market conditions.


Money market instruments selected for investment include high grade, short-term obligations, including those of the U.S. government, its agencies and instrumentalities. U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks, generally banks with assets in excess of $500 million, repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment is rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Advisor.


Repurchase Agreements
The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is invested primarily in short-term maturities. A repurchase agreement is a short-term investment in which the purchaser (that is, the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. The Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.


Foreign Securities
The Fund may invest up to 20% of its assets in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks that are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about these issuers than is available about companies in the U.S., and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. Dividends and interest on foreign securities may be subject to foreign withholding taxes. The Fund may also invest without limit in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Portfolio Turnover

The normal annual rate of portfolio turnover will usually be under 60%. However, in periods of unusual market activity, the annual rate of portfolio turnover may exceed 100%. In general, the Advisor does not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. Higher rates of portfolio turnover involve greater brokerage commission expenses and can result in increased taxable capital gain distributions.

Investment Restrictions

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.


MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Fund's Advisor is Pro-Conscience Funds Incorporated, a California corporation organized in 1993, which is located at 625 Market Street, 16th Floor, San Francisco, California 94105. The Advisor develops the Fund's investment policy, including guidelines and social criteria for screening companies for their policies on behalf of women, oversees the management of the Fund's investments, furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based on the average daily net assets of the Fund at the rate of 1.00% annually.


United  States  Trust  Company  of Boston is the  Sub-Advisor  to the Fund.  The
Sub-Advisor together with the Advisor is responsible for formulating and implementing the Fund's investment program. The Sub-Advisor is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corporation, a Massachusetts bank holding company. It is located at 40 Court Street, Boston, MA 02108. The Sub-Advisor has approximately $3.4 billion of assets under management. The Trust Department of the Sub-Advisor has managed funds as a fiduciary since 1895. Effective November 3, 1997, Maria McCormack, Assistant Vice President of the Sub-Advisor, is the Fund's Portfolio Manager. Ms. McCormack is a Chartered Financial Analyst and has been associated with the Sub-Advisor since 1985. Prior to becoming a portfolio manager in 1990, Ms. McCormack was head trader for both equity and fixed-income securities at the Sub-Advisor. She is a member of the Sub-Advisor's Securities Research Committee. Neither the Sub-Advisor nor UST Corporation is affiliated with United States Trust Company of New York. For its services, the Sub-Advisor is entitled to receive a Sub-Advisory fee from the Advisor at the rate of 0.25% of the Fund's average net assets annually.


Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Average  Net Assets Fee or Fee Rate
Under $15 million           $30,000
$15 to $50 million           0.20%
$50 to $100 million          0.15%
$100 to $150 million         0.10%
Over $150 million            0.05%


The Fund is responsible for its own operating expenses. The Advisor has undertaken to reduce its fees or reimburse the Fund for its annual operating expenses that exceed 1.50% of the Fund's average daily net assets. The Advisor also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses. To the extent the Advisor performs a service for which the Fund is obligated to pay, the Fund shall reimburse the Advisor for its costs incurred in rendering such service.


The Advisor consider a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution and the availability of research that the Advisor may lawfully and appropriately use in its investment management and advisory capacities. The Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions provided that the Fund receives prompt execution at competitive prices.

DISTRIBUTION PLAN


The Fund has adopted a distribution plan pursuant to Rule 12b-1. The Plan provides that the Fund may pay distribution and related expenses of up to an annual rate of 0.25% of the Fund's average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid by the Fund under its Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semiannual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.


The Rule 12b-1 Distribution Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

HOW TO INVEST IN THE FUND

The minimum initial investment is $1,000, except that the minimum for Individual Retirement Accounts is $500. Subsequent investments must be at least $100. See "Services Available to the Fund's Shareholders." First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements. The Advisor, in its discretion, may pay finder's fees or commissions at its own expense. Investors who effect purchases or redemptions through a broker or agent may be charged a fee by that broker or agent.
Investors may purchase shares of the Fund by check or wire.

By Check:

Initial Investment. Complete the Fund's Account Application (included with this Prospectus). Make your check payable to "Pro-Conscience Women's Equity Mutual Fund." Mail or deliver the completed Account Application and your check to:
Pro-Conscience Women's Equity Mutual Fund, P.O. Box 640856, Cincinnati, OH 45264-0856. For purchases by overnight mail, please contact the Transfer Agent at (800) 282-2340 for instructions.

Subsequent Investments.
Detach and complete the stub attached to your account statement. Make your check payable to "Pro-Conscience Women's Equity Mutual Fund." Write your shareholder account number on the check. Mail or deliver the check and reinvestment form in the envelope provided or send it to the Fund at the address indicated above.

By Wire:


Initial Investment. Before wiring funds, call the Fund at (800) 282-2340 to advise that you intend to make an initial investment by wire and to receive an account number. Provide your name, and the dollar amount to be invested. Complete the Fund's Account Application (included with this Prospectus). Be sure to include the date and the order confirmation number. Mail or deliver the completed Application to the appropriate address shown at the top of the Account Application.


Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the Fund's Custodian, as follows:

Star Bank, N.A. Cinti/Trust
ABA Routing Number: 0420-0001-3
for further credit to Pro-Conscience Women's
  Equity Mutual Fund
DDA #483898037
Account Number [Name of Shareholder]

Subsequent Investments. Instruct your bank to wire funds as indicated above. It is essential that complete information regarding your account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information about remitting funds in this manner from the Transfer Agent, and any fees that may be imposed by their own banks.


General
Payments of redemption proceeds will not be made with respect to any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.


If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day. Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The  Fund  does  not  issue   share   certificates.   All  shares  are  held  in
non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

Shareholders have the right to have the Fund redeem all or any portion of their outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct Redemption
A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should be sent to Women's Equity Mutual Fund, American Data Services, Inc., P. O. Box 5536, Hauppauge, NY 11788-0132. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws; these institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.


Telephone Redemption
Shareholders who complete the Telephone Privileges Authorization portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at (800) 282-2340 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).


By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Fund and Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. Neither the Fund nor the Transfer Agent will be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request, including any fraudulent or unauthorized requests that are reasonably believed to be genuine, provided that such procedures are followed. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

General
Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Acts accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, shareholders will first be notified that the value of their account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of their account to at least $1,000 before the Fund takes any action.


SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS


Retirement Plans
The Fund offers a prototype Individual Retirement Account ("IRA") plan and Roth IRA plan, and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.


Check-A-Matic Plan
For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $50). Upon receipt of the check, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing.

Systematic Withdrawal Program
As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in recognition of a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.


HOW THE FUND'S SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES

Dividends and Distributions
Dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (March 31). Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution on or about December 31 of any undistributed net investment income as well as any additional undistributed capital gains earned during the 12-month period ended October 31.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.


Taxes
The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the dividends-received deduction available to corporate shareholders. Distributions designated as capital gain dividends are taxable as long-term or mid-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.


Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund.

GENERAL INFORMATION

The Trust
The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year end of the Fund is March 31.

Shareholder Rights
Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (for example, approval of the Management Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (for example, election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information
From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's commencement of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.


Year 2000
 Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor, Sub-Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.


Shareholder Inquiries
Shareholder inquiries should be directed to the Fund at the number shown on the cover of the Prospectus.

Advisor

Pro-Conscience Funds Incorporated
625 Market Street, 16th Floor
San Francisco, California  94105
(415) 547-9135

Distributor

First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 261-E
Phoenix, Arizona  85018

Custodian

Star Bank, N.A.
425 Walnut St.
Cincinnati, Ohio  45202


Transfer and Shareholder Service Agent

American Data Services
P. O. Box 5536
Hauppauge, NY 11788-0132



Auditors


Tait, Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania  19103




Legal Counsel

Paul, Hastings, Janofsky, Walker LLP
345 California Street
San Francisco, California 94104



June 15, 1998





625 Market Street, 16th Floor
San Francisco, California 94105
(415)  547-9135
(800)  282-2340

                       STATEMENT OF ADDITIONAL INFORMATION


                                   June 15, 1998


                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                           625 Market St., 16th Floor
                             San Francisco, CA 94105
                                 (415) 547-9135


                                 (800) 282-2340


         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Pro-Conscience Women's Equity Mutual Fund (the "Fund"). A copy of the prospectus of the Fund dated June 15, 1998 is available by calling either of the numbers listed above.


                                TABLE OF CONTENTS

The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-4
Distributions and Tax Information...............................................................................B-6
Trustees and Executive Officers.................................................................................B-8
The Fund's Investment Advisor..................................................................................B-10
The Fund's Administrator.......................................................................................B-11
The Fund's Distributor.........................................................................................B-12
Execution of Portfolio Transactions............................................................................B-13
Additional Purchase And Redemption Information.................................................................B-14
Determination of Share Price...................................................................................B-15
Performance Information........................................................................................B-16
General Information............................................................................................B-17
Financial Statements...........................................................................................B-18
Appendix.......................................................................................................B-19


WEMF SAI                                              B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a mutual fund with the investment objective of providing long-term capital appreciation by investing primarily in equity securities (common and preferred stocks). The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.


         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor and Sub-Advisor seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.



WEMF SAI                                              B-2

         There is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


When-Issued Securities

         The Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.




Foreign Securities; Currency Contracts and Related Options

         Among the means through which the Fund may invest in foreign securities is the purchase of American Depository Receipts ("ADR's") or European Depository Receipts ("EDR's"). Generally, ADR's, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDR's, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADR's are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDR's are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADR's and EDR's

WEMF SAI                                              B-3
are deemed to have the same classification as the underlying securities they represent. Thus an ADR or EDR representing ownership of common stock will be treated as common stock.

         As indicated in the prospectus, to the extent consistent with its investment objectives and policies relating to investment in foreign securities, the Fund is authorized to engage in currency exchange transactions by means of buying and selling foreign currency on a spot basis, entering into foreign currency forward contracts, buying and selling currency options, futures and options on futures to the extent of up to 5% of its assets. The Fund has no present intention to do so.

         These transactions involve certain risks. For example, there are significant differences between the securities markets and options, futures or currency contract markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use these transactions involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an options, futures or currency contract position. The variable degree of correlation between price movements of options, futures or currency contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on these transactions may be greater than gains in the value of the Fund's position. Also, options, futures and currency contract markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or might incur a loss. Although the use of these transactions is intended to reduce the risk of loss due to a decline in the value of the Fund's underlying position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. If the Fund determines to make use of these transactions to the limited degree set forth above, the Fund will observe the federal and other regulatory requirements pertaining to such transactions and will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such transactions to avoid leveraging of the Fund.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.


WEMF SAI                                              B-4

         2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

              (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).


         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)


         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

         7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

         8. Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         9. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

         10. Invest in any issuer for purposes of exercising control or management.


WEMF SAI                                              B-5

         11. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         12. Invest, in the aggregate, more than 15% of its total assets in securities which are not readily marketable or are illiquid.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.


WEMF SAI                                              B-6

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.


         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.

         Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. The maximum federal capital gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


         A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange

WEMF SAI                                              B-7
may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

         Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the

WEMF SAI                                              B-8

Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 08/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 05/23/38 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 08/05/57 Treasurer

2020 E. Financial Way, Glendora, CA 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.




WEMF SAI                                              B-9

Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (investment management) (1991-93).

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.

         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee            Total Annual Compensation

Dorothy A. Berry           $22,000
Wallace L. Cook            $17,500
Carl A. Froebel            $17,500
Rowley W.P. Redington      $17,500


During the fiscal year ended March 31, 1998, trustees' fees and expenses of $4,400 were allocated to the Fund. As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


                          THE FUND'S INVESTMENT ADVISOR

         The use of the name "Pro-Conscience" by the Fund is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Pro-Conscience."

         The Advisor has undertaken to limit the Fund's operating expenses to no more than 1.50% of the Fund's average net assets annually. For the fiscal year ended March 31, 1996, the Advisor waived its advisory fee and reimbursed expenses totaling $68,805. For the fiscal year ended March

WEMF SAI                                              B-10

31, 1997, the Advisor waived its advisory fee and reimbursed expenses totaling $79,519. For the fiscal year ended March 31, 1998, the Advisor waived a portion of its advisory fee and reimbursed expenses totaling $89,230.


Sub-Advisor


         United States Trust Company of Boston is the Sub-Advisor to the Fund, pursuant to a Sub-Advisory agreement approved by shareholders at a meeting held on September 15, 1995. The Sub-Advisor, together with the Advisor, is responsible for formulating and implementing the Fund's investment program. The Sub-Advisor is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corporation, a Massachusetts bank holding company. It is located at 40 Court St., Boston, MA 02108. The Sub-Advisor has approximately $3.3 billion of assets under management. The Trust Department of the Sub-Advisor has managed funds as a fiduciary since 1895. Ms. Maria McCormack, Vice President of the Sub-Advisor, is the Fund's portfolio manager. For its services, the Sub-Advisor receives a Sub-Advisory fee from the Advisor at the rate of 0.25% of the Fund's average net assets annually. During the fiscal year ended March 31, 1998, the subadvisor waived its fee.


         The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR

         The Fund has entered into an Administration Agreement with Investment Company Administration Corporation ("ICAC"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Agreement provides that ICAC will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and ICAC. ICAC received fees of $30,000

WEMF SAI                                              B-11
for each of the fiscal years ended March 31, 1996 and March 31, 1998. For the fiscal year ended March, 31, 1997, ICAC waived $22,603 of its $30,000 fee due from the Fund.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distributing Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.



Distribution Plan

         At a meeting held on September 15, 1995, shareholders approved a distribution plan under Investment Company Act Rule 12b-1. The Plan provides that the Fund may pay distribution and related expenses of up to 0.25% of the Fund's average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees.

         The Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.


         Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. During the year ended March 31, 1998, the Fund paid fees of $13,762 to the Advisor as Distribution

WEMF SAI                                              B-12

Coordinator, of which $229 was for selling compensation, $7,704 was for expenses related to advertising and sales material, $2,442 was for reimbursement of travel and entertainment expenses and $3,388 related to Distributor printing expenses.



                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor and Sub-Advisor determine which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor and Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor and Sub-Advisor will use their best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor and Sub-Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Advisor and Sub-Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreements with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor or Sub-Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor and Sub-Advisor in advising other clients. In negotiating commissions

WEMF SAI                                              B-13
with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor and Sub-Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's and Sub-Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor and Sub-Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor and Sub-Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.


         The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's fiscal years ended March 31, 1996. March 31, 1997 and March 31, 1998, brokerage commissions paid by the Fund totaled $12,822, $6,012 and $3,421, respectively.

         Of the total commissions paid by the Fund during the fiscal year ended March 31, 1998, $751 (21.95 %) was paid to firms for research, statistical or other services provided to the Advisor.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the

WEMF SAI                                              B-14
minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Check-A-Matic

         As discussed in the Prospectus, the Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected

WEMF SAI                                              B-15
that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

WEMF SAI                                              B-16

                                  P(1+T)n = ERV

Where:  P  =  a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T = average annual total return n = number of years
          ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.


         The Fund's average annual total returns for the one year period and from inception on October 1, 1993 through March 31, 1998 were 50.77% and 16.60% respectively.



                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. American Data Services, P.O. Box 5536, Hauppauge, NY 11788-0132 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.


         Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19101, are the independent auditors for the Fund.


         Paul, Hastings, Janofsky & Walker, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


         The following persons are beneficial owners of more than 5% of the Fund's outstanding voting securities as of May 27, 1998. An asterisk denotes an account affiliated with the Fund's investment advisor, officers, or trustees:

         *Star Bank, Cust., L. Christian IRA, Seattle, WA 98119; 6.51%

         Seattle First National Bank, Trustee, Rosebud Trust, Los Angeles, CA 90051; 6.03%.


WEMF SAI                                              B-17

         Charles Schwab & Co., Inc. For Exclusive Benefit of Customers, San Francisco CA 94104; 16.83%


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for the fiscal year ended March 31, 1998 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.


WEMF SAI                                              B-18

                                    APPENDIX

                          Description of Bond Ratings*

Moody's Investors Service

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


WEMF SAI                                              B-19

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corporation

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


WEMF SAI                                              B-20

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 24.  Financial Statements and Exhibits.

     (a)  Financial  Statements  for  the  fiscal  year  ended  June 30,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended June 30, 1997 (Boston Managed Growth Fund, Leonetti Balanced Fund and U.S. Global Leaders Growth Fund Series).


          Financial Statements: Financial Statements for the fiscal year ended March 31, 1997: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1997) (Avondale Total Return, Harris Bretall Sullivan & Smith Growth Equity, Hodges, Osterweis, Perkins Opportunity Fund Series).

          Financial Statements: Financial Statements for the fiscal year ended March 31, 1998: Incorporated by reference from the annual report to shareholders for the fiscal year ended March 31, 1998) (Pro-Conscience Women's Equity Mutual Fund Series).


          Financial  Statements  for  the  fiscal  year  ended  April  30, 1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended April 30, 1997 (Pzena Focused Value Fund and Titan Financial Services Fund series).

          Financial  Statements  for the  fiscal  year ended  August  31,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1997 (Academy Value, Lighthouse Contrarian and Trent Equity Fund Series).

          Financial Statements for the fiscal year ended December 31, 1997; Incorporated by Reference from the annual reports to shareholders for the fiscal year ended December 31, 1997 (Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)

         (b)      Exhibits:

                  (1)  Agreement and Declaration of Trust (2)
                  (2)  By-Laws (2)
                  (3)  Voting Trust Agreement--Not applicable
                  (4)  Specimen stock certificate (3)

                  (5)  Form of Investment Advisory Agreement (1)
                  (6)  Form of Distribution Agreement (1)
                  (7)  Benefit Plan--Not applicable
                  (8)  Form of Custodian Agreement
                  (9)  (1) Form of Administration Agreement with Investment
                           Company Administration Corporation (5)
                       (2)(a) Fund Accounting Service Agreement with
                              American Data Services
                       (2)(b) Transfer Agency and Service Agreement with
                              American Data Services
                       (3) Transfer Agency and Fund Accounting Agreement with
                           Countrywide Fund Services (6)
                       (4) Transfer Agency Agreement with Provident Financial
                           Processing Corporation (7)
                  (10) Opinion and consent of counsel (3)
                  (11) Consent of Independent Auditors
                  (12) All financial statements omitted from Item 23
                          --Not applicable
                  (13) Letter of understanding relating to initial capital (3)
                  (14) Model Retirement Plan Documents--Not applicable
                  (15) Form of Plan pursuant to Rule 12b-1 (1)
                  (16) Schedule for Computation of Performance
                       Quotations (4)
                  (17) Financial Data Schedule (3)


1 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

3  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A, filed on April 13, 1987.

4  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement on Form N-1A filed on June 17, 1992.

5 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

6 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.

7 To be filed by amendment.


Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.

                                                  Number of Record
                                                  Holders as of
               Title of Class                     April 8, 1998

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         218
          Avondale Total Return Fund                 145
          Boston Balanced Fund                       251
          Hodges Fund                               1041
          Osterweis Fund                             128
          PGP Korea Growth Fund                       23
          Perkins Opportunity Fund                 6,307
          Pro-Conscience Women's Equity Mutual Fd.   602
          Trent Equity Fund                          149
          Matrix Growth Fund                         388
          Matrix Emerging Growth Fund                 83
          Leonetti Balanced Fund                     355
          Lighthouse Contrarian Fund                 406
          U.S.Global Leaders Growth Fund             459
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                        110
          Pzena Focused Value Fund                   230
          Titan Financial Services Fund              980

Item 27.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:


                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment  Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters'  Select   Investment   Trust
                  O'Shaughnessy Funds, Inc.
                  PIC  Investment  Trust
                  Purisima Funds
                  Rainier   Investment Management  Mutual  Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds


     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on June 2, 1998.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




/S/ Steven J. Paggioli            Trustee       June 2, 1998
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     June 2, 1998
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       June 2, 1998
*Dorothy A. Berry

Wallace L. Cook                   Trustee       June 2, 1998
*Wallace L. Cook

Carl A. Froebel                   Trustee       June 2, 1998
*Carl A. Froebel

Rowley W. P. Redington            Trustee       June 2, 1998
*Rowley W. P. Redington



* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995